Right-of-Use Assets and Lease liabilities	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Lease liabilities
Right-of-Use Assets and Lease liabilities

Note 14

Right-of-Use Assets and Lease liabilities

Nature of the Group’s leasing activities

Office space

The Group leases office space for the purpose of office operations. In 2023, the company terminated the lease agreement for its former headquarters and signed a contract with Castellum Denmark, for a new location from 2024.

Warehouse facilities

The Group leases a warehouse facility located in the UK.

Leasehold equipment

In 2022, the Group started an agreement for the use of vessel equipment for a total contract value of EUR 464 thousand during the initial term, plus additional repair and installation costs. The amount was amortised over the initial term which was 13 months, ending in 2023.

	Leasehold	Warehouse
EUR'000	equipment	facilities	Office space	Total
Cost 2024
Beginning of financial year	464	409	2,261	3,134
Additions		—	10,864	10,864
Disposals	(464)	(429)	—	(893)
Exchange differences		20	199	219
31 December 2023		—	13,324	13,324
Accumulated depreciation
Beginning of financial year	464	24	1,673	2,161
Depreciation charge		235	1,144	1,379
Disposals	(464)	(265)	—	(729)
Exchange differences		6	170	176
31 December 2024	—	—	2,987	2,987
Carrying amount	—	—	10,337	10,337

	Leasehold	Warehouse	Office
EUR’000	equipment	facilities	space	Total
Cost 2023
Beginning of financial year	464	—	1,681	2,145
Acquisition of businesses	—	421	612	1,033
Exchange differences	—	(12)	(32)	(44)
31 December 2023	464	409	2,261	3,134
Accumulated depreciation
Beginning of financial year	381	—	1,477	1,858
Depreciation charge	83	30	221	334
Exchange differences	—	(6)	(25)	(31)
31 December 2023	464	24	1,673	2,161
Carrying amount	—	385	588	973

Note 14

Right-of-Use Assets and Lease liabilities

Continued from previous page

	Leasehold	Office
EUR’000	equipment	space	Total
Cost 2022
Beginning of financial year	—	1,572	1,572
Additions during the year	464	109	573
31 December 2022	464	1,681	2,145
Accumulated depreciation
Beginning of financial year	—	1,108	1,108
Depreciation charge	381	369	750
31 December 2022	381	1,477	1,858
Carrying amount	83	204	287

EUR’000	2024	2023	2022
Lease liabilities at 1 January (current and non-current lease)	993	279	507
Acquisition of subsidiaries	—	1,299	—
Additions during the year	11,909	—	—
Exchange differences	30	(16)	—
Cash paid for lease obligations	(1,961)	(569)	(228)
Total lease liabilities at 31 December	10,971	993	279
Current	1,274	601	279
Non-current	9,697	392	—

Lease interest expenses recognised in profit and loss

a. Interest expense

EUR’000	2024	2023	2022
Interest expense on lease liabilities (vessels and office)	428	25	21

b. Lease expense not capitalised in lease liabilities

EUR’000	2024	2023	2022
Short-term lease expense	477	180	53

Total cash outflow for all leases in 2024, 2023 and 2022 were EUR 1,152 thousand, EUR 283 thousand and EUR 728 thousand respectively, excluding variable lease fee (refer to Note 24). Please refer to Note 28 for disclosure on lease commitments.

Accounting policies

Right-of-Use Assets

The Group recognises a right-of-use asset and lease liability at the date on which the underlying asset is available for use. Right-of-use assets are measured at cost, which comprises the initial measurement of lease liabilities using an incremental borrowing rate adjusted for any lease payments made at or before the commencement date and lease incentive received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

The right-of-use asset is subsequently measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liability.

Right-of-use assets are depreciated on a straight-line basis lease term.

Note 14

Right-of-Use Assets and Lease liabilities

Continued from previous page

Right-of-use assets are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired. For more information related to impairment testing of assets please refer to Note 13.

Lease liabilities

At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

Variable lease payments that do not depend on an index or a rate are recognised as expenses in the period in which the event or condition that triggers the payment occurs. Utilisation lease fees can be classified as a variable fee.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.

In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

Short-term and low-value leases

The Group has elected to not recognise right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and low-value leases. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term. Short-term and low-value leases consists of cars, coffee machines, office premises and AV equipment.